Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) PercentileRank	Dec. 31, 2024 USD ($) PercentileRank	Dec. 31, 2023 USD ($) PercentileRank	Dec. 31, 2022 USD ($) PercentileRank	Dec. 31, 2021 USD ($) PercentileRank
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As discussed in our Compensation Discussion and Analysis, our executive compensation program is designed to reflect a strong focus on pay-for-performance to drive superior financial results and value creation and strongly align our executives’ interests with those of our shareholders. For more information about our pay-for-performance philosophy and how that is incorporated in our executive compensation program, see the discussion on Compensation Philosophy and Principles — Pay-for-Performance on page 29 of our Compensation Discussion and Analysis. The following table and accompanying disclosures report “compensation actually paid” (“CAP”) to our CEO and the average of such pay to our other NEOs (“Non-CEO NEOs”), along with other specified financial performance measures. The amounts shown for CAP are calculated in accordance with SEC rules and do not reflect the actual amount of compensation earned by or paid to our NEOs.
Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(3) ($)	Average Compensation Actually Paid to Non-CEO NEOs(2) ($)	Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(5) ($)	Net Income (in millions)(6) ($)	One-Year Relative TSR (percentile rank)(7)
2025	13,983,685	10,318,880	4,125,437	3,058,649	86.43	102.20	324	51.8th
2024	12,952,945	4,514,762	3,718,751	1,805,156	99.40	105.55	396	29.6th
2023	13,022,431	15,217,383	3,806,336	3,882,166	119.20	109.33	839	44.1st
2022	12,969,306	6,616,958	3,660,540	2,012,724	100.98	95.27	1,880	61.6th
2021	12,715,531	17,032,291	4,028,448	4,631,147	126.92	117.33	2,607	46.3rd

(1)Represents total compensation reported for our CEO, Mr. Stockfish, as set forth in the “Total” column of the Summary Compensation Table for the applicable year.
(2)Represents CAP as calculated in accordance with SEC rules. The following table shows the fiscal 2025 adjustments made to CEO total compensation and to the average total compensation of our Non-CEO NEOs in arriving at CAP.

	CEO ($)	Average for Non-CEO NEOs ($)
Summary Compensation Table Total	13,983,685	4,125,437
Reported Grant Date Fair Value of Equity Awards(a)	(10,155,810)	(2,109,733)
Equity Award Adjustments(b)	6,647,412	1,419,222
Reported Change in the Actuarial Present Value of Pension Benefits(c)	(399,375)	(444,852)
Pension Benefit Adjustments(d)	242,968	68,575
Compensation Actually Paid	10,318,880	3,058,649

(a)	Represents amounts reported in the “Stock Awards” column in the Summary Compensation Table for fiscal 2025.
(b)Equity award adjustments for fiscal 2025 include the addition or subtraction of the following: (i) the year-end fair value of any equity awards granted in fiscal 2025 that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of the end of fiscal 2025 (from the end of the prior fiscal year) of awards granted in prior years that are outstanding and unvested as of the end of fiscal 2025; (iii) for awards granted in fiscal 2025 that vested during fiscal 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vested during fiscal 2025, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); and (v) for awards granted in prior years that were forfeited or otherwise determined to fail to meet vesting conditions during fiscal 2025, a deduction equal to the fair value of such awards at the end of the prior fiscal year. The dollar value of dividend equivalent units accrued on unvested equity awards during fiscal 2025 is reflected in the fair value of such awards. The valuation assumptions used to calculate fair values did not differ materially from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the CEO and the average for the non-CEO NEOs are set forth in the following table.

	CEO ($)	Average for Non-CEO NEOs ($)
Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	7,862,135	1,627,353
Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Previous Years	(1,553,470)	(257,602)
Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	—	5,530
Change in Fair Value from End of Prior Year to Vesting Date of Awards Granted in Prior Fiscal Year That Vested During the Fiscal Year	338,747	43,941
Prior Year-End Fair Value of Equity Awards Forfeited During the Year	—	—
Total Equity Award Adjustments	6,647,412	1,419,222

(c)Represents amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for fiscal 2025.
(d)Pension benefit adjustments for fiscal 2025 represent the actuarially determined service cost for services rendered during fiscal 2025 calculated in accordance with U.S. GAAP. There were no plan amendments or initiations during fiscal 2025 and thus no applicable cost of benefits for services rendered in periods prior to a plan amendment or initiation. The pension benefit adjustments were calculated as follows:

	CEO ($)	Average for Non-CEO NEOs ($)
Service Cost	242,968	68,575
Prior Service Cost	—	—
Total Pension Benefit Adjustments	242,968	68,575

(3)Represents the average of the amounts of total compensation reported for our Non-CEO NEOs as set forth in the “Total” column of the Summary Compensation Table for the applicable year. Our Non-CEO NEOs for each year presented were as follows: for 2021, Nancy S. Loewe, Russell S. Hagen, Kristy T. Harlan and Keith J. O’Rear; for 2022, Nancy S. Loewe, David M. Wold, Russell S. Hagen, Travis A. Keatley and Keith J. O’Rear; for 2023, David M. Wold, Russell S. Hagen, Travis A. Keatley and Keith J. O’Rear; for 2024, David M. Wold, Russell S. Hagen, Kristy T. Harlan, Travis A. Keatley and Keith J. O’Rear; and for 2025, David M. Wold, Paul Hossain, Travis A. Keatley and Denise M. Merle.
(4)Represents cumulative TSR of the company for the applicable year.
(5)Represents cumulative TSR of the S&P Global Timber and Forestry Index for the applicable year.
(6)Represents net income as reported in the company’s audited financial statements for the applicable year.
(7)Represents the company’s percentile ranking for the applicable year based on its One-Year TSR relative to that of a comparator group of industry peers used in our PSU long-term incentive awards. The industry peer group for each applicable year corresponds to the composition of the peer group for the same PSU plan year. The Compensation Committee has identified One-Year Relative TSR as the “Company Selected Measure”. While the committee does not view this measure as the single most important financial measure of performance used in the company’s executive compensation program, we are required by SEC disclosure rules to select one such measure and identify it in the Pay Versus Performance Table as the “Company Selected Measure”. The committee chose this measure because relative TSR is used as a performance goal in the PSU plan, in which all NEOs participate. In the PSU plan, relative TSR is measured over a three-year performance period; however, pursuant to SEC guidance, we are required to disclose relative TSR for each fiscal year (a one-year period) in the table. Other important measures of performance, such as Adjusted EBITDA and RONA, are used in different combinations in our short-term incentive plan performance goals among the NEOs.

Company Selected Measure Name	One-Year TSR relative
Named Executive Officers, Footnote
(1)Represents total compensation reported for our CEO, Mr. Stockfish, as set forth in the “Total” column of the Summary Compensation Table for the applicable year.
(3)Represents the average of the amounts of total compensation reported for our Non-CEO NEOs as set forth in the “Total” column of the Summary Compensation Table for the applicable year. Our Non-CEO NEOs for each year presented were as follows: for 2021, Nancy S. Loewe, Russell S. Hagen, Kristy T. Harlan and Keith J. O’Rear; for 2022, Nancy S. Loewe, David M. Wold, Russell S. Hagen, Travis A. Keatley and Keith J. O’Rear; for 2023, David M. Wold, Russell S. Hagen, Travis A. Keatley and Keith J. O’Rear; for 2024, David M. Wold, Russell S. Hagen, Kristy T. Harlan, Travis A. Keatley and Keith J. O’Rear; and for 2025, David M. Wold, Paul Hossain, Travis A. Keatley and Denise M. Merle.

Peer Group Issuers, Footnote	(5)Represents cumulative TSR of the S&P Global Timber and Forestry Index for the applicable year.
PEO Total Compensation Amount	$ 13,983,685	$ 12,952,945	$ 13,022,431	$ 12,969,306	$ 12,715,531
PEO Actually Paid Compensation Amount	$ 10,318,880	4,514,762	15,217,383	6,616,958	17,032,291
Adjustment To PEO Compensation, Footnote
(2)Represents CAP as calculated in accordance with SEC rules. The following table shows the fiscal 2025 adjustments made to CEO total compensation and to the average total compensation of our Non-CEO NEOs in arriving at CAP.

	CEO ($)	Average for Non-CEO NEOs ($)
Summary Compensation Table Total	13,983,685	4,125,437
Reported Grant Date Fair Value of Equity Awards(a)	(10,155,810)	(2,109,733)
Equity Award Adjustments(b)	6,647,412	1,419,222
Reported Change in the Actuarial Present Value of Pension Benefits(c)	(399,375)	(444,852)
Pension Benefit Adjustments(d)	242,968	68,575
Compensation Actually Paid	10,318,880	3,058,649

(a)	Represents amounts reported in the “Stock Awards” column in the Summary Compensation Table for fiscal 2025.
(b)Equity award adjustments for fiscal 2025 include the addition or subtraction of the following: (i) the year-end fair value of any equity awards granted in fiscal 2025 that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of the end of fiscal 2025 (from the end of the prior fiscal year) of awards granted in prior years that are outstanding and unvested as of the end of fiscal 2025; (iii) for awards granted in fiscal 2025 that vested during fiscal 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vested during fiscal 2025, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); and (v) for awards granted in prior years that were forfeited or otherwise determined to fail to meet vesting conditions during fiscal 2025, a deduction equal to the fair value of such awards at the end of the prior fiscal year. The dollar value of dividend equivalent units accrued on unvested equity awards during fiscal 2025 is reflected in the fair value of such awards. The valuation assumptions used to calculate fair values did not differ materially from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the CEO and the average for the non-CEO NEOs are set forth in the following table.

	CEO ($)	Average for Non-CEO NEOs ($)
Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	7,862,135	1,627,353
Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Previous Years	(1,553,470)	(257,602)
Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	—	5,530
Change in Fair Value from End of Prior Year to Vesting Date of Awards Granted in Prior Fiscal Year That Vested During the Fiscal Year	338,747	43,941
Prior Year-End Fair Value of Equity Awards Forfeited During the Year	—	—
Total Equity Award Adjustments	6,647,412	1,419,222

(c)Represents amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for fiscal 2025.
(d)Pension benefit adjustments for fiscal 2025 represent the actuarially determined service cost for services rendered during fiscal 2025 calculated in accordance with U.S. GAAP. There were no plan amendments or initiations during fiscal 2025 and thus no applicable cost of benefits for services rendered in periods prior to a plan amendment or initiation. The pension benefit adjustments were calculated as follows:

	CEO ($)	Average for Non-CEO NEOs ($)
Service Cost	242,968	68,575
Prior Service Cost	—	—
Total Pension Benefit Adjustments	242,968	68,575

Non-PEO NEO Average Total Compensation Amount	$ 4,125,437	3,718,751	3,806,336	3,660,540	4,028,448
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,058,649	1,805,156	3,882,166	2,012,724	4,631,147
Adjustment to Non-PEO NEO Compensation Footnote
(2)Represents CAP as calculated in accordance with SEC rules. The following table shows the fiscal 2025 adjustments made to CEO total compensation and to the average total compensation of our Non-CEO NEOs in arriving at CAP.

	CEO ($)	Average for Non-CEO NEOs ($)
Summary Compensation Table Total	13,983,685	4,125,437
Reported Grant Date Fair Value of Equity Awards(a)	(10,155,810)	(2,109,733)
Equity Award Adjustments(b)	6,647,412	1,419,222
Reported Change in the Actuarial Present Value of Pension Benefits(c)	(399,375)	(444,852)
Pension Benefit Adjustments(d)	242,968	68,575
Compensation Actually Paid	10,318,880	3,058,649

(a)	Represents amounts reported in the “Stock Awards” column in the Summary Compensation Table for fiscal 2025.
(b)Equity award adjustments for fiscal 2025 include the addition or subtraction of the following: (i) the year-end fair value of any equity awards granted in fiscal 2025 that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of the end of fiscal 2025 (from the end of the prior fiscal year) of awards granted in prior years that are outstanding and unvested as of the end of fiscal 2025; (iii) for awards granted in fiscal 2025 that vested during fiscal 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vested during fiscal 2025, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); and (v) for awards granted in prior years that were forfeited or otherwise determined to fail to meet vesting conditions during fiscal 2025, a deduction equal to the fair value of such awards at the end of the prior fiscal year. The dollar value of dividend equivalent units accrued on unvested equity awards during fiscal 2025 is reflected in the fair value of such awards. The valuation assumptions used to calculate fair values did not differ materially from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the CEO and the average for the non-CEO NEOs are set forth in the following table.

	CEO ($)	Average for Non-CEO NEOs ($)
Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	7,862,135	1,627,353
Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Previous Years	(1,553,470)	(257,602)
Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	—	5,530
Change in Fair Value from End of Prior Year to Vesting Date of Awards Granted in Prior Fiscal Year That Vested During the Fiscal Year	338,747	43,941
Prior Year-End Fair Value of Equity Awards Forfeited During the Year	—	—
Total Equity Award Adjustments	6,647,412	1,419,222

(c)Represents amounts reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for fiscal 2025.
(d)Pension benefit adjustments for fiscal 2025 represent the actuarially determined service cost for services rendered during fiscal 2025 calculated in accordance with U.S. GAAP. There were no plan amendments or initiations during fiscal 2025 and thus no applicable cost of benefits for services rendered in periods prior to a plan amendment or initiation. The pension benefit adjustments were calculated as follows:

	CEO ($)	Average for Non-CEO NEOs ($)
Service Cost	242,968	68,575
Prior Service Cost	—	—
Total Pension Benefit Adjustments	242,968	68,575

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Table of Financial Performance Measures
Set forth below are the financial measures of company performance that the Compensation Committee and the board of directors view as the most important in aligning the interests and incentives of our executives with those of the company and its shareholders. The measures in this table are not listed in order of importance. How we define and use these measures in our executive compensation program, as well as the Compensation Committee’s reasons for choosing them, is discussed in our Compensation Discussion and Analysis, beginning on page 25.

Most Important Performance Measures
Adjusted EBITDA
Relative Total Shareholder Return
Return on Net Assets (RONA)

Total Shareholder Return Amount	$ 86.43	99.4	119.2	100.98	126.92
Peer Group Total Shareholder Return Amount	102.2	105.55	109.33	95.27	117.33
Net Income (Loss)	$ 324,000,000	$ 396,000,000	$ 839,000,000	$ 1,880,000,000	$ 2,607,000,000
Company Selected Measure Amount | PercentileRank	51.8	29.6	44.1	61.6	46.3
PEO Name	Mr. Stockfish	Mr. Stockfish	Mr. Stockfish	Mr. Stockfish	Mr. Stockfish
Pension Benefits Adjustments, Footnote
(d)Pension benefit adjustments for fiscal 2025 represent the actuarially determined service cost for services rendered during fiscal 2025 calculated in accordance with U.S. GAAP. There were no plan amendments or initiations during fiscal 2025 and thus no applicable cost of benefits for services rendered in periods prior to a plan amendment or initiation. The pension benefit adjustments were calculated as follows:

	CEO ($)	Average for Non-CEO NEOs ($)
Service Cost	242,968	68,575
Prior Service Cost	—	—
Total Pension Benefit Adjustments	242,968	68,575

Equity Awards Adjustments, Footnote
(b)Equity award adjustments for fiscal 2025 include the addition or subtraction of the following: (i) the year-end fair value of any equity awards granted in fiscal 2025 that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of the end of fiscal 2025 (from the end of the prior fiscal year) of awards granted in prior years that are outstanding and unvested as of the end of fiscal 2025; (iii) for awards granted in fiscal 2025 that vested during fiscal 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vested during fiscal 2025, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); and (v) for awards granted in prior years that were forfeited or otherwise determined to fail to meet vesting conditions during fiscal 2025, a deduction equal to the fair value of such awards at the end of the prior fiscal year. The dollar value of dividend equivalent units accrued on unvested equity awards during fiscal 2025 is reflected in the fair value of such awards. The valuation assumptions used to calculate fair values did not differ materially from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for the CEO and the average for the non-CEO NEOs are set forth in the following table.

	CEO ($)	Average for Non-CEO NEOs ($)
Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year	7,862,135	1,627,353
Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Previous Years	(1,553,470)	(257,602)
Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	—	5,530
Change in Fair Value from End of Prior Year to Vesting Date of Awards Granted in Prior Fiscal Year That Vested During the Fiscal Year	338,747	43,941
Prior Year-End Fair Value of Equity Awards Forfeited During the Year	—	—
Total Equity Award Adjustments	6,647,412	1,419,222

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Non-GAAP Measure Description
(7)Represents the company’s percentile ranking for the applicable year based on its One-Year TSR relative to that of a comparator group of industry peers used in our PSU long-term incentive awards. The industry peer group for each applicable year corresponds to the composition of the peer group for the same PSU plan year. The Compensation Committee has identified One-Year Relative TSR as the “Company Selected Measure”. While the committee does not view this measure as the single most important financial measure of performance used in the company’s executive compensation program, we are required by SEC disclosure rules to select one such measure and identify it in the Pay Versus Performance Table as the “Company Selected Measure”. The committee chose this measure because relative TSR is used as a performance goal in the PSU plan, in which all NEOs participate. In the PSU plan, relative TSR is measured over a three-year performance period; however, pursuant to SEC guidance, we are required to disclose relative TSR for each fiscal year (a one-year period) in the table. Other important measures of performance, such as Adjusted EBITDA and RONA, are used in different combinations in our short-term incentive plan performance goals among the NEOs.

Measure:: 3
Pay vs Performance Disclosure
Name	Return on Net Assets (RONA)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (399,375)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	242,968
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	242,968
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,155,810)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,647,412
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,862,135
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,553,470)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	338,747
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(444,852)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,575
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,575
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,109,733)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,419,222
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,627,353
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(257,602)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,530
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,941
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0